UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (811,951)	$ (4,870,713)
Net loss from discontinued operations		(4,101,419)
Net loss from continuing operations	(811,951)	(769,294)
Adjustments to reconcile net loss to net cash provided by operating activities:
Gain of investment		(84,634)
Interest income	(18,493)
Change in operating assets and liabilities
Account receivable	180,000
Other receivables	4,879,223	(573,234)
Prepayments	6,930
Loan receivables	(3,000,000)
Taxes payable	(517)
Other payables and accrued liabilities	85,262
Due from discontinued operations		(3,618,254)
Net cash (used in) provided by operating activities from continuing operations	1,320,454	(5,045,416)
Net cash provided by (used in) operating activities from discontinued operations		2,588,279
Net cash used in operating activities	1,320,454	(2,457,137)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash deposit in escrow account	(5,114,000)	(2,000,000)
Cash received from escrow account	5,000,000
Acquisition of property, plant and equipment	(752,886)
Long-term investment in equity	(51,282)
Net cash used in investing activities from continuing operations	(918,168)	(2,000,000)
Net cash provided by investing activities from discontinued operations		14,874
Net cash used in investing activities	(918,168)	(1,985,126)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock under F3	5,697,396	4,522,313
Net proceeds in advance for the issuance of convertible bonds in September 2023		2,220,000
Refunds from escrow		96,932
Net cash provided by financing activities from continuing operations	5,697,396	6,839,245
Net cash used in financing activities from discontinued operations		(3,007,751)
Net cash provided by (used in) financing activities	5,697,396	3,831,494
EFFECT OF EXCHANGE RATE CHANGES	7,310	130,863
NET CHANGE IN CASH	6,106,992	(479,906)
CASH, beginning of period	52,659	1,038,819
CASH, end of period	6,159,651	558,913
CASH, CASH EQUIVALENTS AND RESTRICTED CASH:
LESS: CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM DISCONTINUED OPERATIONS		555,523
CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS	6,159,651	3,390
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest		22,808
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating right of use asset and lease liability
Elimination of operating right of use asset and lease liability upon termination of operating lease